Parent only financial information - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Current assets
Prepayments and other assets		¥ 412,934	$ 59,870	¥ 195,617	¥ 200,075
Amounts due from related parties		911,589	132,168		41,278
Total current assets		3,281,075	475,711		2,456,638
Non-current assets
Total non-current assets		969,952	140,628		1,510,064
Total assets		4,251,027	616,339		3,966,702
Current liabilities
Accounts payable - third parties		1,024,194	148,494		649,967
Accrued Liabilities and Other Liabilities		738,603	107,087		458,979
Accrued expenses and other current liabilities		738,603	107,087		458,979
Total current liabilities		3,599,402	521,863		3,022,657
Non-current liabilities
Convertible Notes Payable, Noncurrent		439,869	63,775
Total non-current liabilities		828,818	120,167		489,358
Total liabilities		4,428,220	642,030		3,512,015
MEZZANINE EQUITY
Total mezzanine equity					4,563,407
SHAREHOLDERS' DEFICIT
Ordinary Shares	[1]				7
Additional paid-in capital		5,919,660	858,270
Accumulated deficit		(5,710,977)	(828,014)		(4,109,041)
Accumulated other comprehensive income (loss)		(385,886)	(55,948)		6,048
Total deficit attributable to ordinary shareholders		(177,193)	(25,691)		(4,102,986)
Liabilities, mezzanine equity and shareholders' deficit		4,251,027	616,339		3,966,702
Series Angel Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Redeemable convertible preferred shares, redemption value		0			283,585
Series A Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Redeemable convertible preferred shares, redemption value		0			1,429,313
Series B Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Redeemable convertible preferred shares, redemption value		0			1,117,317
Subscription receivable from Convertible Preferred Shares					159,392	$ 25,000
Class A Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary Shares	[1]	9	$ 1
Class B Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary Shares	[1]	1
Parent company
Current assets
Cash		119,022			158,755
Prepayments and other assets		35			5,751
Amounts due from related parties		4,168,615			3,217,624
Total current assets		4,287,672			3,382,130
Non-current assets
Investment securities		69,319
Total non-current assets		69,319
Total assets		4,356,991			3,382,130
Current liabilities
Accounts payable - third parties					108
Accrued Liabilities and Other Liabilities		146,507
Accrued expenses and other current liabilities		146,507
Amounts due to related parties		18,925			85,390
Share of losses in excess of investments in subsidiaries and VIEs		3,928,883			2,866,711
Total current liabilities		4,094,315			2,952,209
Non-current liabilities
Convertible Notes Payable, Noncurrent		439,869
Total non-current liabilities		439,869
Total liabilities		4,534,184			2,952,209
MEZZANINE EQUITY
Subscription receivable from Convertible Preferred Shares					(159,392)
Total mezzanine equity					4,532,907
SHAREHOLDERS' DEFICIT
Additional paid-in capital		5,919,660
Accumulated deficit		(5,710,977)			(4,109,041)
Accumulated other comprehensive income (loss)		(385,886)			6,048
Total deficit attributable to ordinary shareholders		(177,193)			(4,102,986)
Liabilities, mezzanine equity and shareholders' deficit		4,356,991			3,382,130
Parent company | Series Angel Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Redeemable convertible preferred shares, redemption value					283,585
Parent company | Series A Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Redeemable convertible preferred shares, redemption value					1,429,313
Parent company | Series A+ Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Redeemable convertible preferred shares, redemption value					1,386,671
Parent company | Series A++ Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Redeemable convertible preferred shares, redemption value					475,413
Parent company | Series B Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Redeemable convertible preferred shares, redemption value					¥ 1,117,317
Parent company | Class A Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary Shares		9
Parent company | Class B Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary Shares		¥ 1

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.